SCHEDULE OF CONVERTIBLE SECURED NOTES PAYABLE (Details) - USD ($)		9 Months Ended	12 Months Ended
		Oct. 31, 2025	Jan. 31, 2024		Jan. 31, 2025	Jan. 29, 2025	Jan. 17, 2025	Dec. 17, 2024	Nov. 05, 2024	Apr. 05, 2024	Jan. 31, 2023
Convertible notes payable		$ 405,305			$ 405,305
Warrant Shares		2,695,781			54,674
Exercise Price					$ 2.50	$ 3.00	$ 4.80	$ 4.80			$ 4.60
Steven Rudofsky [Member]
Exercise Price									$ 3.00
Convertible Notes Payable [Member]
Convertible notes payable			$ 1,100,200		$ 0					$ 1,100,200
Conversion Shares			642,406
Warrant Shares			503,674
Convertible Notes Payable [Member] | The Jeffrey V. and Karin R. Hembrock Revocable Trust [Member]
Convertible notes payable	[1]		$ 100,000
Issue Date	[1]		Jan. 23, 2023
Maturity Date	[1]		Jul. 23, 2025
Conversion Price	[1]		$ 2.00
Conversion Shares	[1]		66,667
Warrant Shares	[1]		50,000
Exercise Price	[1]		$ 3.00
Warrant Expiration	[1]		Jan. 23, 2028
Convertible Notes Payable [Member] | The Gaitonde Living Trust, Girish Gaitonde Trustee [Member]
Convertible notes payable	[1]		$ 100,000
Issue Date	[1]		Jan. 23, 2023
Maturity Date	[1]		Jul. 23, 2025
Conversion Price	[1]		$ 2.00
Conversion Shares	[1]		66,667
Warrant Shares	[1]		50,000
Exercise Price	[1]		$ 3.00
Warrant Expiration	[1]		Jan. 23, 2028
Convertible Notes Payable [Member] | PV Partners, LP [Member]
Convertible notes payable	[1]		$ 75,000
Issue Date	[1]		Jan. 23, 2023
Maturity Date	[1]		Jul. 23, 2025
Conversion Price	[1]		$ 2.00
Conversion Shares	[1]		50,000
Warrant Shares	[1]		37,500
Exercise Price	[1]		$ 3.00
Warrant Expiration	[1]		Jan. 23, 2028
Convertible Notes Payable [Member] | Steven Rudofsky [Member]
Convertible notes payable	[1]		$ 125,000
Issue Date	[1]		Jan. 23, 2023
Maturity Date	[1]		Jul. 23, 2025
Conversion Price	[1]		$ 2.00
Conversion Shares	[1]		83,333
Warrant Shares	[1]		62,500
Exercise Price	[1]		$ 3.00
Warrant Expiration	[1]		Jan. 23, 2028
Convertible Notes Payable [Member] | Feehan Partners. LP [Member]
Convertible notes payable	[1]		$ 87,334
Issue Date	[1]		Jan. 23, 2023
Maturity Date	[1]		Jul. 23, 2025
Conversion Price	[1]		$ 2.00
Conversion Shares	[1]		58,667
Warrant Shares	[1]		43,667
Exercise Price	[1]		$ 3.00
Warrant Expiration	[1]		Jan. 23, 2028
Convertible Notes Payable [Member] | Corey Redfield [Member]
Convertible notes payable	[1]		$ 50,000
Issue Date	[1]		Jan. 23, 2023
Maturity Date	[1]		Jul. 23, 2025
Conversion Price	[1]		$ 2.00
Conversion Shares	[1]		33,333
Warrant Shares	[1]		25,000
Exercise Price	[1]		$ 3.00
Warrant Expiration	[1]		Jan. 23, 2028
Convertible Notes Payable [Member] | Shaun Dykes [Member]
Convertible notes payable	[1]		$ 30,000
Issue Date	[1]		Jan. 23, 2023
Maturity Date	[1]		Jul. 23, 2025
Conversion Price	[1]		$ 2.00
Conversion Shares	[1]		20,000
Warrant Shares	[1]		15,000
Exercise Price	[1]		$ 3.00
Warrant Expiration	[1]		Jan. 23, 2028
Convertible Notes Payable [Member] | Patricia Czerniej [Member]
Convertible notes payable	[1]		$ 30,000
Issue Date	[1]		Jan. 23, 2023
Maturity Date	[1]		Jul. 23, 2025
Conversion Price	[1]		$ 2.00
Conversion Shares	[1]		20,000
Warrant Shares	[1]		15,000
Exercise Price	[1]		$ 3.00
Warrant Expiration	[1]		Jan. 23, 2028
Convertible Notes Payable [Member] | James Dykes [Member]
Convertible notes payable	[1]		$ 30,000
Issue Date	[1]		Jan. 23, 2023
Maturity Date	[1]		Jul. 23, 2025
Conversion Price	[1]		$ 2.00
Conversion Shares	[1]		20,000
Warrant Shares	[1]		15,000
Exercise Price	[1]		$ 3.00
Warrant Expiration	[1]		Jan. 23, 2028
Convertible Notes Payable [Member] | Jason Czerniej [Member]
Convertible notes payable	[1]		$ 30,000
Issue Date	[1]		Jan. 23, 2023
Maturity Date	[1]		Jul. 23, 2025
Conversion Price	[1]		$ 2.00
Conversion Shares	[1]		20,000
Warrant Shares	[1]		15,000
Exercise Price	[1]		$ 3.00
Warrant Expiration	[1]		Jan. 23, 2028
Convertible Notes Payable [Member] | Louise Dykes [Member]
Convertible notes payable	[1]		$ 30,000
Issue Date	[1]		Jan. 23, 2023
Maturity Date	[1]		Jul. 23, 2025
Conversion Price	[1]		$ 2.00
Conversion Shares	[1]		20,000
Warrant Shares	[1]		15,000
Exercise Price	[1]		$ 3.00
Warrant Expiration	[1]		Jan. 23, 2028
Convertible Notes Payable [Member] | Andrew Brodkey [Member]
Convertible notes payable	[1]		$ 98,000
Issue Date	[1]		Jan. 23, 2023
Maturity Date	[1]		Jul. 23, 2025
Conversion Price	[1]		$ 2.00
Conversion Shares	[1]		65,333
Warrant Shares	[1]		49,000
Exercise Price	[1]		$ 3.00
Warrant Expiration	[1]		Jan. 23, 2028
Convertible Notes Payable [Member] | Feehan Partners, LP [Member]
Convertible notes payable	[1]		$ 112,666
Issue Date	[1]		Jan. 23, 2023
Maturity Date	[1]		Jul. 23, 2025
Conversion Price	[1]		$ 2.00
Conversion Shares	[1]		74,667
Warrant Shares	[1]		56,333
Exercise Price	[1]		$ 3.00
Warrant Expiration	[1]		Jan. 23, 2028
Convertible Notes Payable [Member] | Gil Atzmon [Member]
Convertible notes payable	[1]		$ 102,200
Issue Date		Aug. 12, 2025	May 08, 2023	[1]
Maturity Date		Feb. 28, 2026	Nov. 08, 2025	[1]
Conversion Price	[1]		$ 4.60
Conversion Shares	[1]		22,000
Warrant Shares	[1]		27,500
Exercise Price	[1]		$ 4.60
Warrant Expiration	[1]		May 08, 2026
Convertible Notes Payable [Member] | Jon Powell [Member]
Convertible notes payable	[1]		$ 100,000
Issue Date		Aug. 12, 2025	May 08, 2023	[1]
Maturity Date		Feb. 28, 2026	Nov. 08, 2025	[1]
Conversion Price	[1]		$ 4.60
Conversion Shares	[1]		21,739
Warrant Shares	[1]		27,174
Exercise Price	[1]		$ 4.60
Warrant Expiration	[1]		May 08, 2026

[1]	The replacement notes and new warrants are secured by mining claims and rights of the CuMo Project.